Operating Cost and Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Operating Cost And Expenses Abstract
Commission expenses	$ 7,295,492	$ 701,042	$ 18,823,458		$ 3,866,251
Other general and administrative expenses	$ 9,605,190	$ 2,004,979	$ 2,645,731	[1]	$ 867,207	[1]

[1]	Certain amounts of other general and administrative expenses were allocated by the shareholder.